Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases within the Consolidated Balance Sheets	The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
	December 31,
	2022	2023

Operating lease right-of-use assets, net	$344	$1,280

Lease liabilities - current	$315	$748
Lease liabilities – non-current	-	504
Total operating lease liabilities	$315	$1,252

Schedule of Components of Lease Expenses	The components of lease expenses were as follows:
	For the years ended December 31,
	2022	2023
Lease cost
Amortization of right-of-use assets	$619	$754
Interest of operating lease liabilities	29	40
Total Lease cost	$648	$794

Schedule of Other Information Related to Leases	Other information related to leases where the Group is the lessee is as follows:
	For the years ended December 31,
	2022	2023

Weighted-average remaining lease term	0.61	1.11
Weighted-average discount rate	4.30%	4.30%

Schedule of Future Minimum Payments	As of December 31, 2023, the following is a schedule of future minimum payments under the Group’s operating leases:
For the year ended December 31,	Operating Leases
2024	$788
2025	510
2026	2
Total lease payments	1,300
Less: imputed interest	(48)
Total	$1,252